UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Arizona Fund, Inc. (MZA)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Arizona - 136.6%
Corporate - 1.5%	Yavapai County IDA, Arizona, RB, Waste Management Inc.
	Project, Series A, AMT, 4.90%, 3/01/28	$ 1,000	$ 904,380
County/City/Special District/School	County of Pinal, Arizona, COP, 5.00%, 12/01/26	1,250	1,216,350
District - 42.2%	County of Pinal, Arizona, COP, 5.00%, 12/01/29	1,250	1,203,925
	City of Tucson, Arizona, COP, (AGC), 5.00%, 7/01/29	1,000	1,023,810
	Downtown Phoenix Hotel Corp., RB, Senior, Series A
	(FGIC), 5.00%, 7/01/36	1,200	959,196
Downtown Phoenix Hotel Corp., RB, Sub-Series B (MBIA),
	5.00%, 7/01/36	715	661,482
	Gila County Unified School District No. 10-Payson, Arizona,
	GO, School Improvement, Project of 2006, Series A
	(AMBAC), 1.00%, 7/01/27 (a)	1,000	1,016,970
	Gilbert Public Facilities Municipal Property Corp., Arizona,
	RB, 5.50%, 7/01/27	2,000	2,134,260
Gladden Farms Community Facilities District, GO, 5.50%,
	7/15/31	750	570,757
	Greater Arizona Development Authority, Arizona, RB, Santa
	Cruz County Jail, Series 2, 5.25%, 8/01/31	1,000	1,025,310
	Maricopa County Community College District, Arizona, GO,
	Series C, 3.00%, 7/01/22	1,000	930,640
Maricopa County Elementary School District No. 3-Tempe
	Elementary, Arizona, GO, Refunding (MBIA), 7.50%, 7/01/10	290	302,209
Maricopa County Unified School District No. 090 Saddle
	Mountain, GO, School Improvement, Series A, 5.00%,
	7/01/14	50	51,880
Maricopa County Unified School District No. 11-Peoria,
Arizona, GO, School Improvement, Second Series (MBIA),
	5.00%, 7/01/25	430	451,595
Maricopa County Unified School District No. 89-Dysart,
	Arizona, GO, School Improvement, Project of 2006,
	Series C, 6.00%, 7/01/28	1,000	1,101,340
	Mohave County Unified School District No. 20 Kingman, GO,
	School Improvement, Project 2006, Series C (AGC), 5.50%,
	7/01/20	1,150	1,302,421
	Mohave County Unified School District No. 20 Kingman, GO,
	School Improvement, Project 2006, Series C (AGC), 5.00%,
	7/01/26	1,000	1,060,530
Phoenix Civic Improvement Corp., RB, Sub-Civic Plaza
	Expansion Project, Series A (MBIA), 5.00%, 7/01/35	3,325	3,291,550
	Queen Creek Improvement District No. 1, Special
	Assessment, 5.00%, 1/01/32	2,000	1,785,620
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance (National
CAB	Capital Appreciation Bonds		Public Finance Guaranty Corp.)
COP	Certificates of Participation	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	S/F	Single-Family
GNMA	Government National Mortgage Association

BlackRock MuniYield Arizona Fund, Inc. (MZA)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Scottsdale Municipal Property Corp., Arizona, RB, Water &
	Sewer Development Project, Series A, 5.00%, 7/01/24	$ 1,500	$ 1,632,975
	Vistancia Community Facilities District, Arizona,
	GO, 6.75%, 7/15/22	1,275	1,299,697
	Vistancia Community Facilities District, Arizona,
	GO, 5.75%, 7/15/24	750	728,918
	Yuma County Library District, GO (Syncora), 5.00%, 7/01/26	1,465	1,501,464
			25,252,899
Education - 19.8%	Arizona State Board of Regents, Arizona, RB,
	Series 2008 C, 6.00%, 7/01/25	970	1,112,027
	Arizona State Board of Regents, Arizona, RB,
	Series 2008 C, 6.00%, 7/01/26	350	400,281
	Arizona State Board of Regents, Arizona, RB,
	Series 2008 C, 6.00%, 7/01/27	425	486,727
	Arizona State Board of Regents, Arizona, RB,
	Series 2008 C, 6.00%, 7/01/28	300	342,156
	Arizona Student Loan Acquisition Authority, Arizona,
	Refunding RB, Junior Sub-Series B-1, AMT, 6.15%, 5/01/29	3,285	3,288,055
	Maricopa County IDA, Arizona, RB, Arizona Charter Schools
	Project 1, Series A, 6.63%, 7/01/20	900	684,369
	Pima County IDA, RB, American Charter Schools Foundation,
	Series A, 5.63%, 7/01/38	500	393,475
Pima County IDA, RB, Arizona Charter Schools Project,
	Series C, 6.70%, 7/01/21	725	672,039
Pima County IDA, RB, Arizona Charter Schools Project,
	Series C, 6.75%, 7/01/31	985	871,459
Pima County IDA, RB, Arizona Charter Schools Project,
	Series O, 5.00%, 7/01/26	1,000	735,930
	Pima County IDA, RB, Charter Schools, II, Series A, 6.75%,
	7/01/21	575	535,233
University of Arizona, COP, University Arizona Projects,
	Series A (AMBAC), 5.13%, 6/01/29	905	926,286
University of Arizona, COP, University Arizona Projects,
	Series B (AMBAC), 5.00%, 6/01/28	1,400	1,425,214
			11,873,251
Health - 21.3%	Arizona Health Facilities Authority, Arizona, RB, Banner
	Health, Series D, 6.00%, 1/01/30	1,500	1,536,285
Arizona Health Facilities Authority, Arizona, RB, Banner
	Health, Series D, 5.50%, 1/01/38	1,300	1,312,662
Arizona Health Facilities Authority, Arizona, RB, Catholic
	Healthcare West, Series A, 6.63%, 7/01/20	1,435	1,502,646
Maricopa County IDA, Arizona, RB, Catholic Healthcare
	West, Series A, 5.50%, 7/01/26	1,850	1,877,953
Maricopa County IDA, Arizona, Refunding RB, Samaritan
	Health Services, Series A (MBIA), 7.00%, 12/01/16 (b)	1,000	1,227,020
	Mesa IDA, RB, Discovery Health System, Series A
	(MBIA), 5.63%, 1/01/10 (c)	1,000	1,018,850
	Scottsdale IDA, Arizona, Refunding RB, Scottsdale
	Healthcare, Series A, 5.25%, 9/01/30	900	886,482
	Tucson IDA, RB, Christian Care Project, Series A
	(Radian), 6.13%, 7/01/10 (c)	1,000	1,044,100

BlackRock MuniYield Arizona Fund, Inc. (MZA)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	University Medical Center Corp., Arizona, RB, 6.50%,
	7/01/39	$ 500	$ 527,470
	Yavapai County IDA, Arizona, RB, Yavapai Regional Medical
	Center, Series A, 6.00%, 8/01/33	1,800	1,786,284
			12,719,752
Housing - 11.3%	Maricopa County & Phoenix Industrial Development
Authorities, RB, S/F, Series A-1, AMT (GNMA), 5.75%,
	5/01/40	1,030	1,060,395
	Maricopa County & Phoenix Industrial Development
Authorities, RB, S/F, Series A-2, AMT (GNMA), 5.80%,
	7/01/40	760	783,081
	Maricopa County IDA, Arizona, RB, Series 3-B, AMT
	(GNMA), 5.25%, 8/01/38	1,457	1,461,460
	Phoenix & Pima County IDA, RB, Series 1A, AMT
	(GNMA), 5.65%, 7/01/39	637	652,351
	Phoenix & Pima County IDA, RB, Series 2007-1, AMT
	(GNMA), 5.25%, 8/01/38	1,386	1,403,093
Phoenix IDA, Arizona, RB, Series 2007-2, AMT (GNMA),
	5.50%, 8/01/38	1,340	1,376,148
			6,736,528
State - 17.1%	Arizona School Facilities Board, Arizona, COP, 5.13%,
	9/01/21	1,000	1,067,870
Arizona School Facilities Board, Arizona, COP, 5.75%,
	9/01/22	2,000	2,222,060
Arizona State Transportation Board, RB, Series B, 5.00%,
	7/01/30	4,000	4,212,440
	Arizona Tourism & Sports Authority, RB, Baseball Training
	Facilities Project, 5.00%, 7/01/16	1,000	1,014,990
	Greater Arizona Development Authority, Arizona, RB, Series
	B (MBIA), 5.00%, 8/01/30	1,700	1,721,913
			10,239,273
Transportation - 4.4%	Phoenix Civic Improvement Corp., RB, Senior Lien,
	Series A, 5.00%, 7/01/33	1,000	1,004,120
	Phoenix Civic Improvement Corp., RB, Senior Lien,
	Series B, AMT (MBIA), 5.75%, 7/01/17	1,000	1,043,340
	Phoenix Civic Improvement Corp., RB, Senior Lien,
	Series B, AMT (MBIA), 5.25%, 7/01/32	600	594,462
			2,641,922
Utilities - 19.0%	City of Mesa, Arizona, RB, (MBIA), 5.00%, 7/01/23	1,500	1,612,425
Gilbert Water Resource Municipal Property Corp., RB,
	Subordinate Lien (MBIA), 5.00%, 10/01/29	900	918,243
	Phoenix Civic Improvement Corp., RB, Junior Lien
	(MBIA), 5.50%, 7/01/20	2,500	2,701,850
Phoenix Civic Improvement Corp., Refunding RB, Senior
	Lien, 5.50%, 7/01/22	2,000	2,250,600
	Pinal County IDA, Arizona, RB, San Manuel Facilities
	Project, AMT, 6.25%, 6/01/26	500	417,950
Salt River Project Agricultural Improvement & Power
	District, RB, Salt River Project, Series A, 5.00%, 1/01/35	1,500	1,536,675
Salt River Project Agricultural Improvement & Power
	District, RB, Series A, 5.00%, 1/01/24	1,000	1,077,000

BlackRock MuniYield Arizona Fund, Inc. (MZA)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	$ 1,000	$ 850,600
			11,365,343
	Total Municipal Bonds in Arizona		81,733,348
Guam - 1.6%
Utilities - 1.6%	Guam Government Waterworks Authority, RB,
	Water, 5.88%, 7/01/35	1,000	951,040
	Total Municipal Bonds in Guam		951,040
Puerto Rico - 20.2%
County/City/Special District/School	Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A
District- 1.2%	(MBIA), 5.77%, 8/01/41 (d)	5,000	766,050
State - 9.0%	Commonwealth of Puerto Rico, GO, Public Improvement,
	Series A, 5.13%, 7/01/31	75	70,198
	Commonwealth of Puerto Rico, GO, Series A, 6.00%,
	7/01/38	800	818,912
Puerto Rico Public Buildings Authority, RB, Government
	Facilities, Series I, 5.25%, 7/01/33	1,000	936,910
Puerto Rico Public Buildings Authority, RB, Government
	Facilities, Series N, 5.50%, 7/01/27	1,000	994,330
Puerto Rico Public Buildings Authority, Refunding RB,
	Government Facilities, M-3 (MBIA), 6.00%, 7/01/28	900	928,116
	Puerto Rico Sales Tax Financing Corp., RB, First
	Sub-Series A, 6.38%, 8/01/39	1,500	1,617,870
			5,366,336
Transportation - 2.9%	Puerto Rico Highway & Transportation Authority, RB,
	Series AA (MBIA), 5.50%, 7/01/18	900	939,645
	Puerto Rico Highway & Transportation Authority, Refunding
	RB, Series CC, 5.50%, 7/01/31	790	776,199
			1,715,844
Utilities - 5.4%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
	Series A (Radian), 6.00%, 7/01/44	2,180	2,222,554
	Puerto Rico Electric Power Authority, RB,
	Series WW, 5.38%, 7/01/24	1,000	1,028,880
			3,251,434
Utilities: Electric & Gas - 1.7%	Puerto Rico Electric Power Authority, RB,
	Series WW, 5.50%, 7/01/38	1,000	1,003,340
	Total Municipal Bonds in Puerto Rico		12,103,004
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (e)
Arizona - 5.2%
Utilities - 5.2%	Phoenix Civic Improvement Corp., RB, Junior Lien,
	Series A, 5.00%, 7/01/34	3,000	3,092,640
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 5.2%		3,092,640
	Total Long-Term Investments
	(Cost - $98,048,624) - 163.6%		97,880,032

BlackRock MuniYield Arizona Fund, Inc. (MZA)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
CMA Arizona Municipal Money Fund, 0.00% (f)(g)	687,152	$ 687,152
Total Short-Term Securities
(Cost - $687,152) - 1.1%		687,152
Total Investments (Cost - $98,735,776*) - 164.7%		98,567,184
Other Assets Less Liabilities - 2.6%		1,586,012
Liability for Trust Certificates, Including
Interest Expense and Fees Payable - (2.5)%		(1,501,397)
Preferred Shares, at Redemption Value - (64.8)%		(38,804,499)
Net Assets Applicable to Common Shares - 100.0%	$ 59,847,300

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009,

as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 97,316,280
Gross unrealized appreciation	$ 2,466,996
Gross unrealized depreciation	(2,716,092)
Net unrealized depreciation	$ (249,096)

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b) Security is collateralized by Municipal or US Treasury Obligations.
(c) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
CMA Arizona Municipal
Money Fund	$ (3,500,019)	-

(g) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

BlackRock MuniYield Arizona Fund, Inc. (MZA)

Schedule of Investments October 31, 2009 (Unaudited)
The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 687,152
Level 2 - Long-Term Investments[1]	97,880,032
Level 3	-
Total	$ 98,567,184

1See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 18, 2009